Provisions - Schedule of changes in fair value of plan assets, United Kingdom (Details) - United Kingdom - Plan assets - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	€ 9,400	€ 10,208	€ 10,152
Net incorporation of companies into the Group	0	0	(41)
Expected return on plan assets	496	478	498
Benefits paid	(469)	(465)	(434)
Contributions	203	182	225
Actuarial gains/(losses)	(421)	(1,440)	(406)
Exchange differences and other items	(469)	437	214
Fair value of plan assets at end of year	€ 8,740	€ 9,400	€ 10,208